Derivative Financial Instruments and Hedge Accounting - Notional Amounts and Fair Value of Credit Derivative Portfolio by Type of Counter Party (Detail) - Trading [member] - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Notional amount	¥ 1,040,509,649	¥ 916,181,983
Credit derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	2,285,271	1,562,100
Credit derivatives [member] | Protection purchased [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,048,927	638,396
Credit derivatives [member] | Protection purchased [member] | Banks and broker dealers [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,037,427	626,896
Credit derivatives [member] | Protection purchased [member] | Insurance and other financial guaranty firms [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	11,500	11,500
Credit derivatives [member] | Protection sold [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,236,344	923,704
Credit derivatives [member] | Protection sold [member] | Banks and broker dealers [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,234,344	¥ 923,704
Credit derivatives [member] | Protection sold [member] | Insurance and other financial guaranty firms [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	¥ 2,000